Document And Entity Information	Aug. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2025
Entity Registrant Name	EverQuote, Inc.
Entity Central Index Key	0001640428
Entity Emerging Growth Company	false
Entity File Number	001-38549
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3101161
Entity Address, Address Line One	141 Portland Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(855)
Local Phone Number	522-3444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	EVER
Security Exchange Name	NASDAQ